Taxes (Details) - Schedule of income tax - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Income Tax Abstract
Current income tax provision	$ (59,486)	$ (149,429)
Deferred income tax provision	(2,836,942)
Total	$ (2,896,428)	$ (149,429)